Definition of Terms in Fund Name	Aug. 26, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Objective. The Trust seeks capital appreciation. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the information technology sector.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Core Holdings Trust is based on the “Core List,” created by Wells Fargo Investment Institute. The Core List is designed to represent the large-capitalization equity market with a bias towards high-quality companies. Wells Fargo Investment Institute's formula for choosing companies to comprise the Core List includes market share and industry structure, earnings quality and trends, financial strength, and fundamental growth prospects. The Core List is not intended to target specific growth or value attributes, but rather reflect the overall market as represented by the S&P 500 Index. Wells Fargo Investment Institute, Inc. is a registered investment adviser and wholly owned subsidiary of Wells Fargo Bank, N.A., a bank affiliate of Wells Fargo & Company.

Wells Fargo Investment Institute believes the stocks that should form the “core” of your portfolio are those companies which are consistently profitable industry leaders. The stocks that are placed on the Core List must meet very strict criteria, including the following quantitative and qualitative criteria as of the date the portfolio was selected:

•	A substantial revenue base;
•	A high level of earnings quality and stability;
•	A strong balance sheet;
•	Long-term sales and earnings growth potential;
•	High levels of financial returns; and
•	Prudent capital allocation, with a balance between reinvestment and shareholder returns.

In addition to including what Wells Fargo Investment Institute considers to be industry leaders, the Core List is intended to include companies from a variety of industries and sectors. As such, Wells Fargo Investment Institute intends to include companies with more aggressive growth expectations and relatively cyclical operations as well as companies with stable and defensive business profiles.

While not a part of the Trust's portfolio selection process, the Trust also invests in dividend-paying securities, foreign securities, depositary receipts and large capitalization companies.

As with any similar investment, there can be no guarantee that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.